Deferred Tax, Net (Details) - Schedule of deferred tax liability - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax liability [Abstract]
Accrued expenses	$ 70,721	$ 70,019	$ 189,050
Write-off Erdos TCH net investment in sales-type leases	6,536,960	6,155,300	6,349,604
US NOL	533,834	254,035	3,246,655
PRC NOL	10,642,867	10,849,690
Total deferred tax assets	17,784,382	17,329,044	24,854,272
Less: valuation allowance for deferred tax assets	(17,784,382)	(17,329,044)	(24,854,272)
Deferred tax assets, net